UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2009

Date of reporting period:  May 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

Newgate Emerging Markets Fund
Newgate Global Resources Fund
Class A Shares
Class I Shares

May 31, 2009

Investment Adviser

Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Phone: 1-888-9-NEWGATE (888-963-9428)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	27

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	33

ADDITIONAL INFORMATION	36

Dear Shareholders:

Newgate Funds

Market Environment

The first five months of 2009 have been among the most volatile in economic history. During the first quarter, markets were evaluating the probability that the global economy was teetering on the edge of the abyss and that the gloomiest scenarios of a Great Depression redux would come to pass. By the end of March, those scenarios began to be replaced by two prevailing themes, referred to here in their clichéd monikers. Though these two themes are in fact very different from each other, they tend to be lumped together in the media.

The first is the notion of a positive second derivative – things are getting bad, but at a slower rate than before. The second is from Federal Reserve Chairman Ben Bernanke: green shoots – there are signs, most of them anecdotal, that the global economy is improving. Regardless of the reason, global equity markets sparked up in April and May, though equities were sensitive and would sell off on any sign that economic recovery would be delayed.

Newgate Emerging Markets Fund

Emerging markets in particular performed very well for several reasons. China was the only major country in the world to maintain significant Gross Domestic Product (GDP) growth. Although it was less than in previous years, and below earlier expectations, local demand helped support other countries in the region. In addition, continued Chinese demand also boosted the economies, and therefore the stock markets, of commodity export oriented countries, especially Brazil.

Another key factor in the outperformance of emerging market equities has been a return to more normalized valuation levels. Many markets, especially Russia, fell precipitously last fall. The valuations of these markets at the time were suggesting economic collapse, mass nationalization of industries, or both. As neither happened, emerging market equities snapped back toward more traditional valuation ranges.

Newgate’s positioning during this period has been largely defensive. Given the Fund’s size, we have invested the portfolio only in American Depositary Receipts (ADRs) to reduce transaction costs. The ADR universe also skews to larger capitalization companies, an added measure of perceived safety given the continuing uncertainty. While performance of the Fund has been positive from inception on December 31, 2008 through May 31, 2009 (Class A shares with 5.25% sales charge returned 19.42%), it has not kept pace with the MSCI Emerging Markets Index (38.06%), due primarily to our focus on these larger companies.

From an asset allocation perspective, the emphasis has remained on China, with allocations at 25-30% of the portfolio. China offers a unique set of characteristics: the economy has been growing at somewhere between 6-8% and has low levels of debt at the government and household levels. The country also has nearly $2 trillion in foreign currency reserves. This partially insulates the economy from the global credit crunch. It also means that China could initiate another round of fiscal stimulus should it choose to do so. Fund investments in China have been made primarily in domestic focused companies, such as China Mobile and China Life Insurance. The Fund’s allocation to China produced positive results through May 31.

The Fund also has significant investments in Brazil, averaging over 15% during the period. Brazil is an important beneficiary of Chinese demand for commodities. Brazilian global mining giant Vale is a major exporter of iron ore to Chinese and other Asian steel companies. PetroBras has significant oil capacity and offshore reserves. Beyond commodities, Brazil has a vibrant consumer and financial sector. As of May 31, the Fund also held Companhia de Bebidas and Itau Unibanco.

The Fund has benefited from what we do not own, such as the structurally troubled economies of Eastern Europe, especially Poland – the only emerging market with negative returns during the first five months of the year. Eastern European countries have high levels of debt relative to their GDP and relatively low growth rates.

Going forward, we expect volatile markets, but ones with the potential for positive returns over time. Other Asian economies, such as South Korea and Taiwan, should benefit from economic expansion in China, and we would look at adding to positions in these countries.

Newgate Global Resources Fund

As a group, natural resource equities outperformed broadly based equity indices during the first five months of 2009. Both commodity prices and the value of commodity-related equities fell hard in 2008. Equities were effectively pricing in the worst case scenarios, and as these did not materialize, prices rebounded. Moreover, many commodities, especially base metals such as copper and iron ore are early stage cyclicals, and industries expected to respond first to any sign of increased economic activity.

There have been two sources of relative strength for natural resource investments, China and government stimulus packages. China was the only major country in the world to maintain significant GDP growth. Chinese companies have also been stockpiling natural resources such as copper, taking advantage of lower prices. This restocking has benefited commodity exporting companies across the globe, but especially in countries like Australia, Brazil, Canada and Peru.

Government stimulus packages across the globe have also encouraged investors to purchase shares of commodity related companies. Many of the stimulus packages are laden with infrastructure spending as a way to increase employment and to generate demand in the absence of private sector activity. Commodity investments, including base metals, steel, and some components of the energy sector, typically outperform when governments are increasing infrastructure spending. Thus far, there has been very little tangible benefit from these programs, but as usual the equity markets tend to move in advance of the underlying economic reality.

The major sector and industry allocations for the Fund had positive returns in the first five months of the year. Base metals companies have been a significant source of return for the Fund, including diversified mining companies such as BHP Billiton, as well as specialized copper companies like Freeport-McMoran and Southern Copper. Base metal companies represented almost 20% of the Fund at the end of May.

The Fund’s positioning in the agrichemical sector also added to performance. These stocks, including Potash of Saskatchewan, Mosaic and Agrium comprise 15% of the portfolio. These companies have benefited from their inherent defensiveness; food consumption is not economically sensitive. Merger activity in the sector also boosted stock prices.

Energy related stocks comprise approximately 39% of the Fund’s holdings. The focus has been on exploration and production companies such as Devon Energy and Occidental

Petroleum. While we have maintained some positions in energy servicing and contract drilling, our more cautious forecast on energy prices does not support higher weightings.

Natural resource related investments have had a strong bounce from last November’s lows. Despite strong recent performance, value remains attractive in many industries and companies. However, these sectors are generally economically sensitive and the markets will require signs of sustainable improvement for any rally to continue. As the economy recovers, we expect to increase investments in later stage cyclical companies in energy construction, steel and similar industries.

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Both the Newgate Emerging Markets and Global Resources Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. The Funds may invest in companies of any size. The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in other investment companies, and the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. The funds also invest in Exchange Traded Fund’s (ETFs). ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Global Resources Fund’s investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.

Please refer to the schedule of investments for individual fund holdings information.  Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. One cannot invest directly in an index.

Newgate Capital Management, LLC is the investment advisor to the Newgate Funds, which are distributed by Quasar Distributors, LLC.

NEWGATE FUNDS
Expense Example
(Unaudited)

As a shareholder of the Newgate Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 - 5/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of a Fund you will pay an initial sales charge of 5.25% when you invest. A 0.50% level sales load is imposed on Class A shares purchased at the $250,000 breakpoint that are redeemed within 12 months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NEWGATE FUNDS
Expense Example (Continued)
(Unaudited)

	Newgate Emerging Markets Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	5/31/09	1/1/09 – 5/31/09*
Actual	$1,000.00	$1,260.50	$8.18
Hypothetical (5% return
before expenses)	$1,000.00	$1,013.45	$7.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from January 1, 2009 through May 31, 2009.

	Newgate Emerging Markets Fund – Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	5/31/09	1/1/09 – 5/31/09*
Actual	$1,000.00	$1,262.50	$6.55
Hypothetical (5% return
before expenses)	$1,000.00	$1,014.89	$5.83

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from January 1, 2009 through May 31, 2009.

	Newgate Global Resources Fund – Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	5/31/09	1/1/09 – 5/31/09*
Actual	$1,000.00	$1,320.50	$8.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,013.45	$7.29

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from January 1, 2009 through May 31, 2009.

	Newgate Global Resources Fund – Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	5/31/09	1/1/09 – 5/31/09*
Actual	$1,000.00	$1,251.10	$6.52
Hypothetical (5% return
before expenses)	$1,000.00	$1,014.89	$5.83

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 151/365 to reflect the period from January 1, 2009 through May 31, 2009.

NEWGATE EMERGING MARKETS FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term growth of capital through investments in companies either incorporated in or whose primary operations are in emerging markets or whose shares are listed on the stock markets in an emerging market country. The Fund’s allocation of portfolio holdings as of May 31, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

NEWGATE EMERGING MARKETS FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2009

No Load Returns
Since Inception
(12/31/08)
Class A	26.05%
Class I	26.25%
MSCI Emerging Markets Index	38.06%

Front-End Load Returns
Since Inception
(12/31/08)
Class A	19.42%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

Continued

NEWGATE EMERGING MARKETS FUND
Investment Highlights (Continued)
(Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights
(Unaudited)

The investment objectives of the Fund are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high quality companies involved in production, extraction, processing, distribution and transportation of natural resources of any kind.  The Fund’s allocation of portfolio holdings as of May 31, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2009

No Load Returns
Since Inception
(12/31/08)
Class A	32.05%
Class I	32.25%
Dow Jones UBS Commodity Index	6.65%

Front-End Load Returns
Since Inception
(12/31/08)
Class A	25.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

The Dow Jones UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

NEWGATE EMERGING MARKETS FUND

Schedule of Investments

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 60.29%

Beverages 1.02%
Fomento Economico Mexicano SAB de CV - ADR	89	$2,909

Commercial Banks 7.36%
Banco Bradesco SA	145	2,214
Banco Santander Chile - ADR	86	3,582
Credicorp Ltd.	40	2,409
ICICI Bank Ltd. - ADR	118	3,674
KB Financial Group, Inc. - ADR (a)	128	4,091
Shinhan Financial Group Company Ltd. - ADR	99	5,047
		21,017
Diversified Telecommunication Services 3.07%
Brasil Telecom Participacoes SA	66	2,955
Chunghwa Telecom Co Ltd. - ADR	121	2,300
Philippine Long Distance Telephone Co - ADR	34	1,612
Telekomunikasi Indonesia Tbk PT - ADR	64	1,893
		8,760
Electric Utilities 1.28%
Cia Energetica de Minas Gerais	276	3,652

Electronic Equipment & Instruments 0.48%
AU Optronics Corp. ADR - ADR	131	1,361

Household Durables 0.41%
Desarrolladora Homex SAB de CV - ADR (a)	44	1,186

Independent Power Producers & Energy Traders 1.56%
Huaneng Power International, Inc. - ADR (a)	168	4,472

Insurance 5.51%
China Life Insurance Co Ltd. - ADR	284	15,745

Internet Software & Services 1.11%
Baidu, Inc. - ADR (a)	12	3,167

IT Services 0.58%
Infosys Technologies Ltd. - ADR	48	1,660

Media 0.57%
Grupo Televisa SA - ADR	92	1,636

Metals & Mining 8.45%
AngloGold Ashanti Ltd. - ADR	62	2,625
Gerdau SA - ADR	282	2,933
Gold Fields Ltd. - ADR	187	2,539
POSCO - ADR	78	6,543
Southern Copper Corp.	81	1,695
Vale SA - ADR	407	7,794
		24,129

The accompanying notes are an integral part of these financial statements.

NEWGATE EMERGING MARKETS FUND

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 60.29% (Continued)
Oil, Gas & Consumable Fuels 11.86%
China Petroleum & Chemical Corp. - ADR	20	$1,640
CNOOC Ltd. - ADR	59	7,907
Gazprom OAO - ADR (a)	351	8,115
LUKOIL - ADR	170	8,908
PetroChina Co Ltd. - ADR	31	3,605
Sasol Ltd. - ADR	98	3,704
		33,879
Pharmaceuticals 1.57%
Teva Pharmaceutical Industries, Ltd. - ADR	97	4,497

Semiconductors & Semiconductor Equipment 4.17%
Siliconware Precision Industries Co - ADR	436	3,226
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	793	8,676
		11,902
Wireless Telecommunication Services 11.29%
America Movil SAB de CV - ADR	152	5,826
China Mobile Ltd. - ADR	242	11,909
Mobile Telesystems OJSC - ADR (a)	108	4,481
SK Telecom Co, Ltd. - ADR	207	3,256
Turkcell Iletisim Hizmet AS - ADR	328	4,366
Vimpel-Communications - ADR (a)	185	2,416
		32,254
TOTAL COMMON STOCKS (Cost $145,472)		172,226

INVESTMENT COMPANIES 22.11%
iShares MSCI Singapore	148	1,387
Central European Equity Fund	55	1,394
iShares FTSE/Xinhua China 25 Index Fund	516	19,267
iShares Inc MSCI South Africa	277	13,376
iShares Inc MSCI South Korea	399	14,400
iShares MSCI Malaysia Index Fund	216	1,901
iShares MSCI Taiwan Index Fund	690	7,783
iShares MSCI Turket Index Fund	38	1,389
The Korea Fund, Inc.	78	2,247
TOTAL INVESTMENT COMPANIES (Cost $52,505)		63,144

EXCHANGE-TRADED NOTES 2.07%
iPath MSCI India Index (a)	116	5,910
TOTAL EXCHANGE-TRADED NOTES (Cost $4,214)		5,910

The accompanying notes are an integral part of these financial statements.

NEWGATE EMERGING MARKETS FUND

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS 8.21%
Beverages 1.06%
Cia de Bebidas das Americas - ADR	46	$3,013

Commercial Banks 2.49%
Itau Unibanco Holding SA - ADR	443	7,110

Oil, Gas & Consumable Fuels 3.99%
Petroleo Brasileiro SA - ADR	326	11,400

Wireless Telecommunication Services 0.67%
Vivo Participacoes SA - ADR	95	1,916
TOTAL PREFERRED STOCKS (Cost $17,310)		23,439

	Principal
	Amount
SHORT-TERM INVESTMENTS 9.75%
AIM STIT-Treasury Portfolio	$5,484	5,484
Fidelity Institutional Government Portfolio	5,484	5,484
Fidelity Institutional Money Market Portfolio	5,859	5,859
First American Government Obligations Fund	5,847	5,847
First American Treasury Obligations Fund	5,166	5,166
TOTAL SHORT-TERM INVESTMENTS (Cost $27,840)		27,840

TOTAL INVESTMENTS (Cost $247,341) 102.42%		292,559
Liabilities in Excess of Other Assets (2.42)%		(6,920)
TOTAL NET ASSETS 100.00%		$285,639

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 99.33%

Chemicals 19.48%
Agrium, Inc.	132	$6,497
CF Industries Holdings, Inc.	69	5,357
Intrepid Potash, Inc. (a)	186	6,064
Monsanto Co.	116	9,529
Mosaic Co.	158	8,643
Potash Corp of Saskatchewan	102	11,816
Terra Industries, Inc.	121	3,362
		51,268
Construction & Engineering 1.12%
Foster Wheeler AG (a)	111	2,944

Energy Equipment & Services 11.58%
Dril-Quip, Inc. (a)	66	2,727
National-Oilwell, Inc. (a)	97	3,746
Schlumberger Ltd.	76	4,350
Tenaris SA - ADR	158	4,830
Transocean Ltd. (a)	103	8,186
Weatherford International Ltd. (a)	321	6,645
		30,484
Machinery 2.74%
Bucyrus International, Inc. - Class A	137	3,929
Joy Global, Inc.	95	3,275
		7,204
Marine 4.86%
Dryships, Inc.	378	3,092
Eagle Bulk Shipping, Inc.	555	4,318
Navios Maritime Holdings Inc.	982	5,391
		12,801
Metals & Mining 33.87%
Alcoa, Inc.	603	5,560
AngloGold Ashanti Ltd. - ADR	36	1,524
BHP Billiton Ltd. - ADR	167	9,392
Century Aluminum Co. (a)	291	1,749
Cliffs Natural Resources Inc.	223	6,077
Consol Energy, Inc.	91	3,746
Freeport-McMoRan Copper & Gold, Inc.	102	5,552
Goldcorp, Inc.	61	2,424
Kinross Gold Corp.	416	8,411
Nucor Corp.	129	5,664
Peabody Energy Corp.	57	1,937
Rio Tinto Plc - ADR	51	9,253
Royal Gold, Inc.	61	2,841

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 99.33% (Continued)

Metals & Mining 33.87% (Continued)
Schnitzer Steel Industries, Inc.	49	$2,672
Silver Wheaton Corp. (a)	265	2,788
Sims Metal Management Ltd. - ADR	247	4,604
Southern Copper Corp.	512	10,716
United States Steel Corp.	40	1,363
Vale SA - ADR	151	2,891
		89,164
Oil, Gas & Consumable Fuels 24.69%
Apache Corp.	64	5,393
Arch Coal, Inc.	352	6,523
Devon Energy Corp.	77	4,869
Exxon Mobil Corp.	54	3,745
Forest Oil Corp. (a)	158	3,004
Goodrich Petroleum Corp. (a)	52	1,389
Hess Corp.	90	5,993
Nexen, Inc.	247	6,143
Occidental Petroleum Corp.	117	7,852
StatoilHydro ASA - ADR	144	3,027
Total SA - ADR	80	4,612
Ultra Petroleum Corp. (a)	56	2,536
Valero Energy Corp.	231	5,167
XTO Energy, Inc.	111	4,747
		65,000
Road & Rail 0.99%
Norfolk Southern Corp.	70	2,604
TOTAL COMMON STOCKS (Cost $208,250)		261,469

EXCHANGE-TRADED NOTES 2.43%
E-TRACS UBS Long Platinum (a)	170	2,492
iPath Dow Jones-UBS Livestock Subindex Total Return (a)	133	3,899
TOTAL EXCHANGE-TRADED NOTES (Cost $6,224)		6,391

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 11.47%
AIM STIT-Treasury Portfolio	$6,041	$6,041
Fidelity Institutional Government Portfolio	6,041	6,041
Fidelity Institutional Money Market Portfolio	6,176	6,176
First American Government Obligations Fund	6,041	6,041
First American Treasury Obligations Fund	5,897	5,897
TOTAL SHORT-TERM INVESTMENTS (Cost $30,196)		30,196

TOTAL INVESTMENTS (Cost $244,670) 113.23%		298,056
Liabilities in Excess of Other Assets (13.23)%		(34,822)
TOTAL NET ASSETS 100.00%		$263,234

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

NEWGATE FUNDS

Statements of Assets and Liabilities

May 31, 2009 (Unaudited)

	Emerging	Global
	Markets	Resources
	Fund	Fund

Assets
Investments, at value(1)	$292,559	$298,056
Receivable for investments sold	350	1,313
Receivable for fund shares sold	16,484	—
Dividends and interest receivables	814	385
Receivable from Adviser	18,661	18,953
Other Assets	16,508	16,897
Total Assets	345,376	335,604

Liabilities
Payable for investments purchased	16,937	28,006
Payable to custodian	13,507	—
Payable to affiliates	10,569	25,643
Accrued distribution fee	94	91
Accrued expenses and other liabilities	18,630	18,630
Total Liabilities	59,737	72,370
Net Assets	$285,639	$263,234

Net assets consist of:
Paid-in capital	239,535	209,552
Accumulated net investment income (loss)	671	(100)
Undistributed net realized gain	215	396
Net unrealized appreciation (depreciation) on:
Investments	45,218	53,386
Net assets	$285,639	$263,234

CLASS A SHARES
Net assets	222,524	197,113
Shares of beneficial interest outstanding
(unlimited shares of $0.01 par value authorized)	8,828	7,463
Net asset value and redemption price per share	$25.21	$26.41
Maximum offering price per share
($25.21/0.9475) and ($26.41/0.9475) respectively	$26.61	$27.87

CLASS I SHARES
Net assets	63,115	66,121
Shares of beneficial interest outstanding
(unlimited shares of $0.01 par value authorized)	2,500	2,500
Net asset value and redemption price per share	$25.25	$26.45

(1) Cost of Investments	$247,341	$244,670

The accompanying notes are an integral part of these financial statements.

NEWGATE FUNDS

Statements of Operations

For the Period Ended May 31, 2009 (Unaudited)

	Emerging	Global
	Markets	Resources
	Fund(1)	Fund(1)

Investment Income:
Dividends*	$1,606	$824
Interest	24	26
Total Investment Income	1,630	850

Expenses:
Transfer agent fees and expenses	18,603	18,603
Fund accounting fees	12,987	13,894
Fund administration fees	12,828	12,828
Audit and tax fees	12,611	12,611
Federal and state registration fees	10,394	10,405
Custody fees	4,286	4,473
Legal fees	3,764	3,764
Chief Compliance Officer fees and expenses	3,637	3,637
Reports to shareholders	2,667	2,667
Trustees’ fees and related expenses	633	633
Investment advisory fees	590	469
Distribution fees	95	92
Shareholder servicing fees	38	37
Other expenses	333	333
Total expenses before waiver	83,466	84,446
Less waivers and reimbursements by Adviser (Note 4)	(82,507)	(83,496)
Net expenses	959	950

Net Investment Income	671	(100)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	215	396
Net change in unrealized
appreciation (depreciation) on investments	45,218	53,386
Net Realized and Unrealized Gain on Investments	45,433	53,782
Net Increase in Net Assets from Operations	$46,104	$53,682
* Net of foreign taxes withheld	$133	$48

(1)	The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

NEWGATE FUNDS

Statements of Changes in Net Assets

For the Period Ended May 31, 2009 (Unaudited)

	Emerging	Global
	Markets	Resources
	Fund(1)	Fund(1)

Operations:
Net investment income (loss)	$671	$(100)
Net realized gain on:
Investments	215	396
Net change in unrealized
appreciation/(depreciation) on investments	45,218	53,386
Net increase in net assets resulting from operations	46,104	53,682

Fund share transactions:
Proceeds from shares sold - Class A	189,535	159,552
Proceeds from shares sold - Class I	50,000	50,000
Net increase	239,535	209,552

Net Assets:
Beginning of period	—	—
End of period*	285,639	263,234

* Including undistributed net investment income (loss) of	$671	$(100)

(1)	The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

NEWGATE EMERGING MARKETS FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
(Unaudited)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss)	5.15
Total from investment operations	5.21
Net asset value, end of period	$25.21

Total return(2)	26.05%

Ratios/supplemental data
Net assets, end of period (000)	$223
Ratio of expenses to average net assets
before waiver and reimbursements(3)	131.76%
Ratio of expenses to average net assets
after waiver and reimbursements(3)	1.75%
Ratio of net investment loss to average net assets
before waiver and reimbursements(3)	(128.66)%
Ratio of net investment income to average net assets
after waiver and reimbursements(3)	1.35%
Portfolio turnover rate(2)	50.2%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Not annualized for periods less than one year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE EMERGING MARKETS FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
(Unaudited)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss)	5.19
Total from investment operations	5.25
Net asset value, end of period	$25.25

Total return(3)	26.25%

Ratios/supplemental data
Net assets, end of period (000)	$63
Ratio of expenses to average net assets
before waiver and reimbursements(3)	156.30%
Ratio of expenses to average net assets
after waiver and reimbursements(3)	1.40%
Ratio of net investment loss to average net assets
before waiver and reimbursements(3)	(154.15)%
Ratio of net investment income to average net assets
after waiver and reimbursements(3)	0.75%
Portfolio turnover rate(2)	50.2%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Not annualized for periods less than one year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
(Unaudited)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	6.42
Total from investment operations	6.41
Net asset value, end of period	$26.41

Total return(2)	32.05%

Ratios/supplemental data
Net assets, end of period (000)	$197
Ratio of expenses to average net assets
before waiver and reimbursements(3)	136.23%
Ratio of expenses to average net assets
after waiver and reimbursements(3)	1.75%
Ratio of net investment loss to average net assets
before waiver and reimbursements(3)	(134.78)%
Ratio of net investment income to average net assets
after waiver and reimbursements(3)	(0.30)%
Portfolio turnover rate(2)	82.4%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Not annualized for periods less than one year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2009(1)
(Unaudited)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income(2)	0.00
Net realized and unrealized gain (loss)	6.45
Total from investment operations	6.45
Net asset value, end of period	$26.45

Total return(3)	32.25%

Ratios/supplemental data
Net assets, end of period (000)	$66
Ratio of expenses to average net assets
before waiver and reimbursements(4)	155.11%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.40%
Ratio of net investment loss to average net assets
before waiver and reimbursements(4)	(153.64)%
Ratio of net investment income to average net assets
after waiver and reimbursements(4)	0.07%
Portfolio turnover rate(3)	82.4%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE FUNDS
Notes to Financial Statements
May 31, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Newgate Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The Emerging Markets Fund’s investment objective is long-term growth of capital through investments in companies either incorporated in or whose primary operations are in emerging markets or whose shares are listed on the stock markets in an emerging market country. The Global Resources Fund’s investment objectives are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on December 31, 2008. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Newgate Capital Management LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)   Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

NEWGATE FUNDS
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

The Funds performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Newgate Emerging Markets Fund
Investments in:
Securities	$292,559	$292,559	$—	$—
Total	$292,559	$292,559	$—	$—

Newgate Global Resources Fund
Investments in:
Securities	$298,056	$298,056	$—	$—
Total	$298,056	$298,056	$—	$—

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Funds did not invest in any derivative instruments during the period ended May 31, 2009.

NEWGATE FUNDS
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(b)   Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)   Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)   Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

(f)   Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and shareholder servicing fees, are recorded to the specific class.

(g)   Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

NEWGATE FUNDS
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(h)   New Accounting Pronouncements

In April 2009, FASB Staff Position 157-4, “Determining Fair Value when the Volume and Level of Activity” for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009.  FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased.  This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly.  At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Funds’ financial statements.

(3)	Federal Tax Matters

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48. The Funds had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of May 31, 2009. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal period.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00% and 0.80%, of each Fund’s average daily net assets, for the Emerging Markets and Global Resources Fund’s, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the operating expenses do not exceed 1.75% and 1.40% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

NEWGATE FUNDS
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the period ended May 31, 2009, the Funds accrued expenses, pursuant to the 12b-1 Plan as follows:

Emerging Markets Fund	$95
Global Resources Fund	$92

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Period Ended
May 31, 2009(1)
Emerging Markets Fund – Class A
Shares sold	8,828
Net increase	8,828

Emerging Markets Fund – Class I
Shares sold	2,500
Net increase	2,500

Global Resources Fund – Class A
Shares sold	7,463
Net increase	7,463

Global Resources Fund – Class I
Shares sold	2,500
Net increase	2,500

(1)	The Fund commenced operations on December 31, 2008.

NEWGATE FUNDS
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended May 31, 2009 summarized below.  There were no purchases or sales of U.S. Government Securities for the Funds.

	Emerging	Global
	Markets	Resources
	Fund	Fund
Purchases	$278,347	$314,554
Sales	$59,031	$100,476

NEWGATE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on November 4, 2008, to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Newgate Emerging Markets Fund and the Newgate Global Resources Fund (each a “Fund” and collectively the “Funds”), each a series of the Trust, and Newgate Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Matthew Peterson, who is a principal of the Adviser and a portfolio manager, participated in the meeting of the Trustees held on November 4, 2008.  Mr. James Trainor, a Managing Director of the Adviser and a senior portfolio manager, also attended a prior meeting of the Trustees held on July 21, 2008, at which he provided information concerning the Adviser’s background, personnel and current products managed.  Mr. Trainor explained in detail the investment strategies that the Funds intend to employ and indicated that the Adviser had used similar investment strategies in the management of individual client portfolios.  Mr. Trainor also provided written materials to the Trustees in connection with his presentation, including information concerning the proposed marketing of the Funds.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Funds.  Based on its evaluation of information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Funds’ commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Funds.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience

NEWGATE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
Continued)

and responsibilities of Mr. Trainor and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Messrs. Peterson and Trainor regarding the Adviser’s investment process and the investment strategies that the Adviser intended to use in the management of the Funds.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program, including the Adviser’s proxy voting policies and procedures and its code of ethics, and were assured that they were fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Trainor’s presentation to them on July 21, 2008, during which Mr. Trainor provided information concerning the founding of the Adviser and the Adviser’s investment management experience.  The Trustees acknowledged Mr. Trainor’s history as an investment manager.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Trainor and other persons who will be involved in the management of the Funds, as presented at the July 21, 2008 meeting and set forth in the Adviser’s Form ADV and the Funds’ prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Funds and their shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Funds relative to their peer groups based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Emerging Market Fund’s contractual management fee of 1.00% was consistent with the average advisory fee for its peer group.  The Emerging Market Fund’s projected total expense ratio of 1.75% for its Class A shares and 1.40% for its Class I shares fell within the middle of its peer group of emerging market funds.  The Trustees noted that the Emerging Market Fund’s total expenses for the Fund’s Class A shares would be capped at 1.75% and 1.40% for its Class I shares.  After receiving the Adviser’s initial fee proposal with respect to the Global Resources Fund, the Trustees

NEWGATE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

requested the Adviser to reconsider its proposal.  The Trustees thereafter approved a contractual management fee of .80% for the Global Resources Fund, which was consistent with the advisory fees paid by funds within its peer group.  The Global Resources Fund’s projected total expense ratio of 1.75% for its Class A shares and 1.40% for its Class I shares were above the average for its peer group of natural resource funds but were still within the fourth quartile of that peer group.  The Trustees concluded that the Funds’ expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with the Funds’ shareholders).  The Trustees concluded that the potential economies of scale that the Funds might realize would be achievable under the structure of the Adviser’s advisory fees and the Funds’ expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Funds.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Funds were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, the ability to attract additional investor assets or facilitating the management of the portfolios of certain of the Adviser’s other clients, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Funds as being in the best interests of the Funds and their shareholders.

NEWGATE FUNDS
Additional Information
(Unaudited)

Indemnifications

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-9-NEWGATE (888-963-9428).

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	2	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	Marquette		(an open-end
			University		investment
			(2004–present);		company with
			Associate Professor		two portfolios).
of Accounting,
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	2	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

NEWGATE FUNDS
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	2	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 51	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney,
Investment
Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

NEWGATE FUNDS
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present).

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Newgate Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-9-NEWGATE (888-963-9428). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ initial proxy voting record for the period ended June 30, 2009, will be available without charge, upon request, by calling, toll free, 1-888-9-NEWGATE (888-963-9428), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

NEWGATE FUNDS

Investment Adviser	Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date     July 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date     July 31, 2009

By (Signature and Title)    /s/ John Buckel
John Buckel, Treasurer

Date     July 31, 2009